Schedule of Fair Value of Options for Valuation Assumptions (Details) - Equity Option [Member] - Beeline Financial Holdings Inc [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Risk-free interest rate	3.88%
Expected life	5 years 6 months	6 years
Expected dividends yield
Weighted average grant date fair value per option	$ 2.50	$ 4.08
Minimum [Member]
Risk-free interest rate		1.04%
Expected volatility	62.00%	58.00%
Maximum [Member]
Risk-free interest rate		3.55%
Expected volatility	64.00%	60.00%